Borrowings - Long-Term Borrowings (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long-term borrowings	$ 136,648	$ 152,401
Weighted Average Interest Rate	1.63%	1.57%
Long-term borrowings, Average Balance	138,682	151,397
U.S. Dollar-Denominated Interest Bearing, Due 2015-2048 [Member]
Debt Instrument [Line Items]
Long-term borrowings	96,724
Weighted Average Interest Rate	0.99%
Long-term borrowings, Average Balance	102,241
Non-U.S. Dollar-Denominated Interest Bearing, Due 2021-2041 [Member]
Debt Instrument [Line Items]
Long-term borrowings	9,249	10,819
Weighted Average Interest Rate	0.62%	0.53%
Long-term borrowings, Average Balance	9,525	11,463
Total Floating Rate Notes [Member]
Debt Instrument [Line Items]
Long-term borrowings	105,973	123,227
Weighted Average Interest Rate	0.96%	1.00%
Long-term borrowings, Average Balance	111,766	124,699
U.S. Dollar Denominated Interest Bearing, Due 2015-2047 [Member]
Debt Instrument [Line Items]
Long-term borrowings	18,510
Weighted Average Interest Rate	5.61%
Long-term borrowings, Average Balance	16,149
Non-U.S. Dollar Denominated Interest Bearing, Due 2015-2039 [Member]
Debt Instrument [Line Items]
Long-term borrowings	3,204
Weighted Average Interest Rate	2.72%
Long-term borrowings, Average Balance	2,420
Total Fixed Rate Notes [Member]
Debt Instrument [Line Items]
Long-term borrowings	21,714	20,157
Weighted Average Interest Rate	5.18%	5.13%
Long-term borrowings, Average Balance	18,569	17,085
Brokered Deposits - U.S. Dollar-Denominated, Due 2015-2018 [Member]
Debt Instrument [Line Items]
Long-term borrowings	2,807
Weighted Average Interest Rate	1.32%
Long-term borrowings, Average Balance	2,488
U.S. Dollar-Denominated Interest Bearing, Due 2014-2048 [Member]
Debt Instrument [Line Items]
Long-term borrowings		112,408
Weighted Average Interest Rate		1.04%
Long-term borrowings, Average Balance		113,236
U.S. Dollar-Denominated Interest Bearing, Due 2014-2046 [Member]
Debt Instrument [Line Items]
Long-term borrowings		16,096
Weighted Average Interest Rate		5.57%
Long-term borrowings, Average Balance		14,203
Non-U.S.-Dollar Denominated Interest Bearing, Due 2014-2039 [Member]
Debt Instrument [Line Items]
Long-term borrowings		4,061
Weighted Average Interest Rate		3.39%
Long-term borrowings, Average Balance		2,882
Brokered Deposits - U.S. Dollar-Denominated, Due 2014-2017 [Member]
Debt Instrument [Line Items]
Long-term borrowings		3,120
Weighted Average Interest Rate		1.77%
Long-term borrowings, Average Balance		2,216
FFELP Loans - Other Facilities [Member]
Debt Instrument [Line Items]
Long-term borrowings	5,311	4,827
Weighted Average Interest Rate	0.76%	1.29%
Long-term borrowings, Average Balance	5,504	5,517
Private Education Loans - Other Facilities [Member]
Debt Instrument [Line Items]
Long-term borrowings	843	1,070
Weighted Average Interest Rate	0.96%	1.45%
Long-term borrowings, Average Balance	$ 355	$ 1,880